Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 6,654	$ 6,150	$ 5,897	$ 12,804	$ 12,109
Measured at FVOCI	[1]	261	181	181	442	369
Interest income calculated using effective interest method		6,915	6,331	6,078	13,246	12,478
Other	[2]	177	132	109	309	221
Interest income	[3]	7,092	6,463	6,187	13,555	12,699
Measured at amortized cost	[1]	2,581	2,069	1,962	4,650	4,088
Interest expense calculated using effective interest method		2,581	2,069	1,962	4,650	4,088
Other	[4]	38	50	49	88	84
Interest expenses		$ 2,619	$ 2,119	$ 2,011	$ 4,738	$ 4,172

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,915 for the three months ended April 30, 2022 (January 31, 2022 – $6,331; April 30, 2021 – $6,078) and for the six months ended April 30, 2022 – $13,246 (April 30, 2021 – $12,478).
[4]	Includes interest on lease liabilities for the three months ended Apri; 30 , 2022 $0 (January 31, 2022 – $27; Apri; 30 , 2021 – $27) and for the six months ended April 30, 2022 - $0(April30,2021 - $54).